UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07460
Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2016

Item 1. Reports to Stockholders

Delaware Investments® Dividend and Income Fund, Inc. Semiannual report May 31, 2016

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services. For more information, including press releases, please visit delawareinvestments.com/closed-end.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type / sector allocations and

top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock	89.88%
Consumer Discretionary	4.85%
Consumer Staples	8.80%
Diversified REITs	2.52%
Energy	10.24%
Financials	9.34%
Healthcare	15.60%
Healthcare REITs	0.38%
Hotel REITs	0.90%
Industrial REITs	0.54%
Industrials	6.65%
Information Technology	8.75%
Mall REITs	1.86%
Materials	2.61%
Mixed REITs	0.14%
Mortgage REITs	0.45%
Multifamily REITs	2.71%
Office REITs	2.71%
Retail REITs	0.23%
Self-Storage REITs	0.42%
Shopping Center REITs	2.30%
Single Tenant REIT	1.13%
Telecommunications	4.23%
Utilities	2.52%

Convertible Preferred Stock	1.76%

Convertible Bonds	6.74%
Brokerage	0.24%
Capital Goods	0.04%
Communications	1.11%
Consumer Cyclical	0.46%
Consumer Non-Cyclical	1.33%
Energy	0.14%
Financials	0.75%
Industrials	0.27%
REITs	0.93%
Technology	1.38%
Transportation	0.09%

Security type / sector	Percentage of net assets

Corporate Bonds	36.30%
Banking	1.91%
Basic Industry	3.61%
Capital Goods	2.50%
Communications	3.45%
Consumer Cyclical	2.72%
Consumer Non-Cyclical	2.79%
Energy	4.17%
Financials	0.26%
Healthcare	3.85%
Insurance	0.64%
Media	3.75%
REITs	1.00%
Services	2.40%
Technology	2.18%
Utilities	1.07%

Senior Secured Loans	2.37%

Master Limited Partnership	0.64%

Preferred Stock	1.06%

Warrant	0.00%

Short-Term Investments	0.89%

Total Value of Securities	139.64%

Borrowing Under Line of Credit	(40.03%)

Receivables and Other Assets Net of Liabilities	0.39%

Total Net Assets	100.00%

(continues)	1

Security type / sector allocations and

top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of net assets

Johnson Controls	2.47%
Archer-Daniels-Midland	2.44%
Marsh & McLennan	2.43%
Halliburton	2.43%
Chevron	2.39%
Lowe’s	2.38%
Pfizer	2.37%
Cisco Systems	2.35%
Baxalta	2.35%
CA	2.35%

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 89.88%

Consumer Discretionary – 4.85%
Johnson Controls	50,400	$2,225,160
Lowe’s	26,700	2,139,471

		4,364,631

Consumer Staples – 8.80%
Archer-Daniels-Midland	51,400	2,198,378
CVS Health	18,800	1,813,260
Kraft Heinz	23,233	1,932,753
Mondelez International	44,200	1,966,458

		7,910,849

Diversified REITs – 2.52%
Fibra Uno Administracion	104,000	224,603
Gramercy Property Trust	60,845	543,346
Intervest Offices & Warehouses	14,738	409,710
Lexington Realty Trust	55,700	526,365
Vornado Realty Trust	2,965	283,217
Wereldhave	5,500	280,062

		2,267,303

Energy – 10.24%
Chevron	21,300	2,151,300
ConocoPhillips	46,000	2,014,340
Halliburton	51,800	2,184,924
Marathon Oil	61,400	802,498
Occidental Petroleum	27,200	2,051,968

		9,205,030

Financials – 9.34%
Allstate	28,600	1,930,786
Bank of New York Mellon	49,500	2,081,970
BB&T	53,500	1,945,795
Marsh & McLennan	33,100	2,186,917
Solar Capital	13,828	254,573

		8,400,041

Healthcare – 15.60%
Baxalta	46,700	2,112,241
Cardinal Health	23,400	1,847,430
Express Scripts Holding †	26,970	2,037,583
Johnson & Johnson	17,700	1,994,613
Merck	33,400	1,879,084
Pfizer	61,489	2,133,668
Quest Diagnostics	26,200	2,021,854

		14,026,473

Healthcare REITs – 0.38%
Healthcare Trust of America Class A	6,200	187,116

	Number of shares	Value (U.S. $)

Common Stock (continued)

Healthcare REITs (continued)
Welltower	2,300	$158,493

		345,609

Hotel REITs – 0.90%
Ashford Hospitality Prime	1,790	19,368
Ashford Hospitality Trust	7,100	35,713
DiamondRock Hospitality	14,100	126,054
Host Hotels & Resorts	8,800	135,520
Pebblebrook Hotel Trust	5,400	136,188
Summit Hotel Properties @	30,200	353,340

		806,183

Industrial REITs – 0.54%
Duke Realty	6,600	156,222
Prologis	680	32,320
Terreno Realty	12,500	299,250

		487,792

Industrials – 6.65%
Northrop Grumman	9,900	2,105,433
Raytheon	14,500	1,880,215
Waste Management	32,700	1,993,065

		5,978,713

Information Technology – 8.75%
CA	65,286	2,110,044
Cisco Systems	72,800	2,114,840
Intel	58,800	1,857,492
Xerox @	179,200	1,786,624

		7,869,000

Mall REITs – 1.86%
General Growth Properties	5,871	157,754
Simon Property Group	7,647	1,511,353

		1,669,107

Materials – 2.61%
EI du Pont de Nemours	31,700	2,073,497
Tarkett	8,063	270,978

		2,344,475

Mixed REITs – 0.14%
PS Business Parks	1,300	128,349

		128,349

Mortgage REITs – 0.45%
Colony Capital	9,700	177,704
Starwood Property Trust	10,900	224,758

		402,462

Multifamily REITs – 2.71%
ADO Properties 144A #	11,797	426,199

(continues)	3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Number of shares	Value (U.S. $)

Common Stock (continued)

Multifamily REITs (continued)
American Homes 4 Rent	9,080	$166,527
Apartment Investment & Management	20,819	887,930
Equity Residential	5,600	387,576
Gecina	1,794	253,404
Post Properties	3,600	218,052
Vonovia	2,930	100,426

		2,440,114

Office REITs – 2.71%
alstria office REIT	18,775	245,353
Easterly Government Properties	53,600	1,003,392
Equity Commonwealth †	15,800	456,462
Hudson Pacific Properties	3,300	92,763
Mack-Cali Realty	7,000	183,680
Parkway Properties	8,200	143,090
SL Green Realty	3,100	314,216

		2,438,956

Retail REITs – 0.23%
Klepierre	2,210	101,088
Wheeler Real Estate Investment Trust	72,456	109,409

		210,497

Self-Storage REITs – 0.42%
Extra Space Storage	3,200	297,504
Jernigan Capital	5,900	82,010

		379,514

Shopping Center REITs – 2.30%
Brixmor Property Group	16,700	421,675
DDR	16,300	280,523
First Capital Realty	9,381	150,371
Kimco Realty	11,030	310,825
Kite Realty Group Trust	16,600	446,042
Ramco-Gershenson Properties Trust	10,500	189,105
Retail Properties of America	7,900	125,215
Urban Edge Properties	5,532	148,534

		2,072,290

Single Tenant REIT – 1.13%
STORE Capital	39,800	1,016,094

		1,016,094

Telecommunications – 4.23%
AT&T	49,200	1,926,180
Century Communications @=†	500,000	0

	Number of shares	Value (U.S. $)

Common Stock (continued)

Telecommunications (continued)
Verizon Communications	36,900	$1,878,210

		3,804,390

Utilities – 2.52%
American Water Works	2,900	214,890
Edison International	28,600	2,048,618

		2,263,508

Total Common Stock (cost $62,062,380)		80,831,380

Convertible Preferred Stock – 1.76%

Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	2,000	218,240
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28 @	5,250	254,625
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	3,650	172,353
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	92	4,462
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	182	254,614
Maiden Holdings 7.25% exercise price $15.11, expiration date 9/15/16	3,693	179,738
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	259	318,407
Weyerhaeuser 6.375% exercise price $32.72, expiration date 7/1/16	3,638	184,665

Total Convertible Preferred Stock (cost $1,550,158)		1,587,104

	Principal amount°	Value (U.S. $)

Convertible Bonds – 6.74%

Brokerage – 0.24%
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	217,000	$218,899

		218,899

Capital Goods – 0.04%
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	47,000	38,893

		38,893

Communications – 1.11%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	351,000	336,083
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	337,000	343,319
Liberty Interactive 144A 1.00% exercise price $64.20, maturity date 9/30/43 #	364,000	318,045

		997,447

Consumer Cyclical – 0.46%
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	146,000	143,719
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	276,000	266,685

		410,404

Consumer Non-Cyclical – 1.33%
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	94,000	93,177
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	188,000	223,837
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	101,000	130,164
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	113,000	128,326

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Consumer Non-Cyclical (continued)
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	283,000	$276,102
Vector Group
1.75% exercise price $24.64, maturity date 4/15/20	223,000	242,094
2.50% exercise price $15.98, maturity date 1/15/19 ●	72,000	101,044

		1,194,744

Energy – 0.14%
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	140,000	127,313

		127,313

Financials – 0.75%
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	252,000	254,520
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	224,000	211,960
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	214,000	209,987

		676,467

Industrials – 0.27%
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	262,000	241,859

		241,859

REITs – 0.93%
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	326,000	349,024
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	227,000	245,303
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	242,000	241,850

		836,177

(continues)	5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Technology – 1.38%
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	254,000	$259,715
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	126,000	144,743
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	192,000	204,960
Intel 3.25% exercise price $21.18, maturity date 8/1/39	130,000	205,644
j2 Global 3.25% exercise price $69.21, maturity date 6/15/29	140,000	162,750
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	22,000	23,059
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	280,000	238,700

		1,239,571

Transportation – 0.09%
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	85,000	83,725

		83,725

Total Convertible Bonds (cost $5,950,453)		6,065,499

Corporate Bonds – 36.30%

Banking – 1.91%
Credit Suisse Group 144A 6.25% 12/29/49 #●	200,000	193,327
HSBC Holdings 6.875% 12/29/49 ●	200,000	202,000
JPMorgan Chase 6.75% 8/29/49 ●	335,000	372,269
Lloyds Banking Group 7.50% 4/30/49 ●	330,000	331,650
Popular 7.00% 7/1/19	230,000	229,425
Royal Bank of Scotland Group 8.00% 12/29/49 ●	200,000	197,250
UBS Group 6.875% 12/29/49 ●	200,000	193,786

		1,719,707

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry – 3.61%
AK Steel 7.625% 5/15/20	124,000	$100,440
ArcelorMittal
6.50% 3/1/21	75,000	78,000
7.25% 2/25/22	80,000	84,000
10.85% 6/1/19	55,000	64,831
Builders FirstSource
144A 7.625% 6/1/21 #	189,000	199,395
144A 10.75% 8/15/23 #	205,000	223,963
Cemex
144A 7.25% 1/15/21 #	200,000	209,480
144A 7.75% 4/16/26 #	200,000	210,750
Chemours
6.625% 5/15/23	60,000	54,150
7.00% 5/15/25	58,000	51,149
FMG Resources August 2006 Pty 144A 6.875% 4/1/22 #	140,000	127,609
Freeport-McMoRan 3.55% 3/1/22	120,000	101,100
James Hardie International Finance 144A 5.875% 2/15/23 #	200,000	204,000
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	80,000	82,400
Kraton Polymers 144A 10.50% 4/15/23 #	90,000	95,625
NCI Building Systems 144A 8.25% 1/15/23 #	155,000	166,625
New Gold
144A 6.25% 11/15/22 #	66,000	62,865
144A 7.00% 4/15/20 #	70,000	70,613
NOVA Chemicals 144A 5.00% 5/1/25 #	140,000	138,600
PQ 144A 6.75% 11/15/22 #	185,000	193,325
Rayonier AM Products 144A 5.50% 6/1/24 #	120,000	102,300
Standard Industries 144A 5.50% 2/15/23 #	60,000	62,100
Steel Dynamics 5.50% 10/1/24	110,000	113,322
Summit Materials
6.125% 7/15/23	195,000	196,950
144A 8.50% 4/15/22 #	60,000	64,200
U.S. Concrete 144A 6.375% 6/1/24 #	190,000	190,475

		3,248,267

Capital Goods – 2.50%
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	200,000	198,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Ardagh Packaging Finance
144A 7.25% 5/15/24 #	200,000	$205,000
Ball 5.25% 7/1/25	90,000	94,050
BWAY Holding 144A 9.125% 8/15/21 #	220,000	212,850
Gardner Denver 144A 6.875% 8/15/21 #	225,000	194,063
KLX 144A 5.875% 12/1/22 #	180,000	178,200
Plastipak Holdings 144A 6.50% 10/1/21 #	185,000	190,781
Reynolds Group Issuer 8.25% 2/15/21	255,000	265,342
Signode Industrial Group 144A 6.375% 5/1/22 #	175,000	167,781
Standard Industries 144A 6.00% 10/15/25 #	50,000	53,375
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	185,000	185,925
TransDigm 144A 6.375% 6/15/26 #	305,000	305,763

		2,251,130

Communications – 3.45%
CenturyLink
6.75% 12/1/23	170,000	166,387
7.50% 4/1/24	60,000	59,513
Cogent Communications Finance 144A 5.625% 4/15/21 #@	145,000	144,637
Cogent Communications Group 144A 5.375% 3/1/22 #	60,000	60,600
CommScope Technologies Finance 144A 6.00% 6/15/25 #	115,000	117,587
Digicel 144A 6.75% 3/1/23 #	200,000	177,000
Digicel Group 144A 8.25% 9/30/20 #	221,000	192,823
Frontier Communications
144A 10.50% 9/15/22 #	200,000	209,000
144A 11.00% 9/15/25 #	165,000	168,506
Lamar Media 144A 5.75% 2/1/26 #	167,000	176,185
Level 3 Financing
5.375% 1/15/24	85,000	86,717
5.375% 5/1/25	160,000	163,432
Sprint
7.125% 6/15/24	170,000	128,775

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Sprint
7.875% 9/15/23	125,000	$98,125
Sprint Capital 6.90% 5/1/19	55,000	51,563
Sprint Communications
144A 7.00% 3/1/20 #	65,000	67,404
144A 9.00% 11/15/18 #	110,000	117,425
T-Mobile USA
6.00% 3/1/23	100,000	104,625
6.00% 4/15/24	40,000	41,784
6.375% 3/1/25	75,000	78,844
6.50% 1/15/26	140,000	148,575
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	200,000	201,000
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	190,250
Zayo Group 6.00% 4/1/23	145,000	149,713

		3,100,470

Consumer Cyclical – 2.72%
American Builders & Contractors Supply 144A 5.75% 12/15/23 #	100,000	104,250
American Tire Distributors 144A 10.25% 3/1/22 #	145,000	126,331
Beacon Roofing Supply 6.375% 10/1/23	135,000	143,775
Boyd Gaming 144A 6.375% 4/1/26 #	70,000	72,450
GLP Capital 5.375% 4/15/26	85,000	88,825
Group 1 Automotive 144A 5.25% 12/15/23 #	115,000	113,850
HD Supply 144A 5.75% 4/15/24 #	95,000	99,037
JC Penney 8.125% 10/1/19	185,000	190,087
L Brands 6.875% 11/1/35	190,000	201,400
LKQ 4.75% 5/15/23	80,000	79,000
M/I Homes 6.75% 1/15/21	185,000	186,850
MGM Growth Properties Operating Partnership 144A 5.625% 5/1/24 #	100,000	105,250
MGM Resorts International 6.00% 3/15/23	209,000	218,927
Mohegan Tribal Gaming Authority 9.75% 9/1/21	342,000	362,093
Neiman Marcus Group 144A 8.00% 10/15/21 #	105,000	79,800
Rite Aid 144A 6.125% 4/1/23 #	95,000	100,819
Scientific Games 8.125% 9/15/18	95,000	92,625

(continues)	7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Wynn Las Vegas 144A 5.50% 3/1/25 #	80,000	$77,500

		2,442,869

Consumer Non-Cyclical – 2.79%
Albertsons 144A 6.625% 6/15/24 #	265,000	271,956
Dean Foods 144A 6.50% 3/15/23 #	145,000	151,525
JBS USA 144A 5.75% 6/15/25 #	255,000	244,800
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	265,000	257,713
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	35,000	31,763
NBTY 144A 7.625% 5/15/21 #	235,000	240,287
NES Rentals Holdings 144A 7.875% 5/1/18 #	115,000	112,125
Post Holdings
7.375% 2/15/22	105,000	111,300
144A 7.75% 3/15/24 #	150,000	163,687
Prestige Brands
144A 5.375% 12/15/21 #	95,000	96,663
144A 6.375% 3/1/24 #	35,000	37,013
Prime Security Services Borrower 144A 9.25% 5/15/23 #	265,000	277,587
Spectrum Brands 6.125% 12/15/24	240,000	255,000
SUPERVALU 7.75% 11/15/22	110,000	96,113
Team Health 144A 7.25% 12/15/23 #	150,000	161,250

		2,508,782

Energy – 4.17%
AmeriGas Finance 7.00% 5/20/22	140,000	148,225
Antero Resources
5.125% 12/1/22	50,000	48,125
5.375% 11/1/21	70,000	68,600
6.00% 12/1/20	35,000	34,913
Calumet Specialty Products Partners 7.625% 1/15/22	125,000	83,437
Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24 #	100,000	102,625
Concho Resources
5.50% 10/1/22	85,000	85,425

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Concho Resources
5.50% 4/1/23	95,000	$95,475
Continental Resources 5.00% 9/15/22	100,000	95,000
Energy Transfer Equity 7.50% 10/15/20	115,000	117,875
EnLink Midstream Partners
2.70% 4/1/19	115,000	106,979
4.15% 6/1/25	227,000	194,820
Freeport-McMoran Oil & Gas 6.50% 11/15/20	200,000	193,000
Genesis Energy
5.75% 2/15/21	165,000	154,275
6.00% 5/15/23	40,000	37,000
6.75% 8/1/22	114,000	108,870
Hilcorp Energy I
144A 5.00% 12/1/24 #	97,000	92,635
144A 5.75% 10/1/25 #	71,000	68,870
Laredo Petroleum 7.375% 5/1/22	90,000	91,013
Murphy Oil USA 6.00% 8/15/23	180,000	187,650
Newfield Exploration 5.625% 7/1/24	130,000	130,000
Noble Holding International 5.00% 3/16/18	100,000	97,175
NuStar Logistics 6.75% 2/1/21	165,000	166,650
Oasis Petroleum 6.875% 3/15/22	205,000	189,625
QEP Resources 5.25% 5/1/23	105,000	97,125
Regency Energy Partners 5.875% 3/1/22	120,000	122,631
Sunoco 144A 6.25% 4/15/21 #	100,000	100,250
Targa Resources Partners
6.625% 10/1/20	20,000	20,500
144A 6.75% 3/15/24 #	175,000	173,687
6.875% 2/1/21	155,000	157,713
Tesoro Logistics
6.125% 10/15/21	25,000	25,937
6.375% 5/1/24	80,000	82,800
Transocean
6.00% 3/15/18	130,000	126,750
7.375% 4/15/18	60,000	58,725
WPX Energy 7.50% 8/1/20	90,000	88,650

		3,753,030

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials – 0.26%
Ally Financial 5.75% 11/20/25	225,000	$228,656

		228,656

Healthcare – 3.85%
Amsurg 5.625% 7/15/22	140,000	142,625
Community Health Systems 6.875% 2/1/22	204,000	176,336
DaVita HealthCare Partners 5.00% 5/1/25	210,000	208,687
HCA
5.25% 6/15/26	50,000	51,500
5.375% 2/1/25	280,000	284,550
5.875% 2/15/26	100,000	103,750
HealthSouth
5.75% 11/1/24	195,000	198,656
5.75% 9/15/25	90,000	91,350
Hill-Rom Holdings 144A 5.75% 9/1/23 #	180,000	184,950
IASIS Healthcare 8.375% 5/15/19	290,000	279,850
Immucor 11.125% 8/15/19	40,000	36,600
Kinetic Concepts
10.50% 11/1/18	110,000	110,275
12.50% 11/1/19	220,000	202,400
LifePoint Health 5.875% 12/1/23	205,000	212,175
Mallinckrodt International Finance
4.75% 4/15/23	20,000	16,575
144A 5.625% 10/15/23 #	115,000	108,675
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	170,000	185,725
144A 7.125% 6/1/24 #	270,000	278,100
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	205,000	209,100
Tenet Healthcare 8.125% 4/1/22	185,000	187,081
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	50,000	44,375
144A 6.125% 4/15/25 #	90,000	75,487
144A 6.75% 8/15/18 #	75,000	73,687

		3,462,509

Insurance – 0.64%
HUB International
144A 7.875% 10/1/21 #	215,000	211,237
144A 9.25% 2/15/21 #	50,000	52,125
USI 144A 7.75% 1/15/21 #	190,000	189,763

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
XLIT 6.50% 12/29/49 ●	175,000	$124,031

		577,156

Media – 3.75%
CCO Holdings
144A 5.375% 5/1/25 #	75,000	76,313
144A 5.50% 5/1/26 #	30,000	30,375
144A 5.75% 2/15/26 #	150,000	154,125
144A 5.875% 4/1/24 #	10,000	10,450
144A 5.875% 5/1/27 #	145,000	148,806
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	200,000	208,500
Columbus International 144A 7.375% 3/30/21 #	200,000	210,400
CSC Holdings 5.25% 6/1/24	328,000	296,020
DISH DBS
5.00% 3/15/23	100,000	91,250
5.875% 11/15/24	145,000	134,743
Gray Television 7.50% 10/1/20	140,000	147,525
Midcontinent Communications & Midcontinent Finance 144A 6.875% 8/15/23 #	110,000	114,950
Numericable-SFR 144A 7.375% 5/1/26 #	400,000	404,000
RCN Telecom Services 144A 8.50% 8/15/20 #	150,000	155,063
Sinclair Television Group 144A 5.625% 8/1/24 #	180,000	185,175
Sirius XM Radio 144A 5.375% 4/15/25 #	175,000	176,094
Tribune Media 5.875% 7/15/22	200,000	203,000
Unitymedia 144A 6.125% 1/15/25 #	200,000	206,250
VTR Finance 144A 6.875% 1/15/24 #	200,000	197,750
WideOpenWest Finance 10.25% 7/15/19	210,000	219,713

		3,370,502

REITs – 1.00%
Communications Sales & Leasing
144A 6.00% 4/15/23 #	75,000	74,813
8.25% 10/15/23	80,000	75,800
Equinix 5.875% 1/15/26	85,000	88,825

(continues)	9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

REITs (continued)
ESH Hospitality 144A 5.25% 5/1/25 #	265,000	$258,375
GEO Group 6.00% 4/15/26	130,000	131,625
Iron Mountain 144A 4.375% 6/1/21 #	80,000	80,000
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	195,000	192,928

		902,366

Services – 2.40%
ADT 6.25% 10/15/21	90,000	94,725
Air Medical Merger Sub 144A 6.375% 5/15/23 #	195,000	191,587
BlueLine Rental Finance 144A 7.00% 2/1/19 #	185,000	157,250
Boyd Gaming 6.875% 5/15/23	240,000	252,840
ExamWorks Group 5.625% 4/15/23	195,000	209,869
GEO Group
5.125% 4/1/23	80,000	78,200
5.875% 10/15/24	100,000	101,625
GFL Environmental 144A 9.875% 2/1/21 #	120,000	128,700
Mattamy Group 144A 6.50% 11/15/20 #	130,000	127,075
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	155,000	156,550
Penske Automotive Group 5.50% 5/15/26	185,000	184,075
United Rentals North America 5.75% 11/15/24	235,000	236,763
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	80,000	44,400
XPO Logistics 144A 6.50% 6/15/22 #	200,000	193,000

		2,156,659

Technology – 2.18%
Change Healthcare Holdings 144A 6.00% 2/15/21 #	165,000	166,650
CommScope 144A 5.50% 6/15/24 #	70,000	70,787
Entegris 144A 6.00% 4/1/22 #	140,000	145,075
First Data 144A 7.00% 12/1/23 #	426,000	433,455
Infor U.S. 6.50% 5/15/22	240,000	221,400
Micron Technology 144A 7.50% 9/15/23 #	130,000	136,825

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Microsemi 144A 9.125% 4/15/23 #	170,000	$187,425
Open Text 144A 5.875% 6/1/26 #	80,000	80,400
PTC 6.00% 5/15/24	100,000	104,375
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	200,000	211,000
Solera 144A 10.50% 3/1/24 #	120,000	130,500
Western Digital 144A 10.50% 4/1/24 #	65,000	67,437

		1,955,329

Utilities – 1.07%
AES
5.50% 4/15/25	160,000	159,600
6.00% 5/15/26	25,000	25,375
Calpine
144A 5.25% 6/1/26 #	185,000	185,231
5.375% 1/15/23	80,000	78,575
5.50% 2/1/24	100,000	97,219
Dynegy
7.375% 11/1/22	15,000	14,550
7.625% 11/1/24	180,000	173,700
Enel 144A 8.75% 9/24/73 #●	200,000	231,000

		965,250

Total Corporate Bonds (cost $32,866,446)		32,642,682

Senior Secured Loans – 2.37%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	109,636	100,042
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	179,515	180,138
Amaya Holdings 1st Lien 5.00% 8/1/21	169,573	164,533
Applied Systems 2nd Lien 7.50% 1/23/22 @	195,854	195,365
Atkore International 2nd Lien 7.75% 10/9/21	39,000	38,123
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	196,062	190,425
Blue Ribbon 1st Lien 5.00% 11/13/21	100,000	100,042
Flint Group 2nd Lien 8.25% 9/7/22 @	175,000	163,187

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	120,208	$112,845
Immucor Tranche B2 1st Lien 5.00% 8/17/18 @	125,000	118,646
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	80,467	80,852
KIK Custom Products 1st Lien 6.00% 8/26/22 @	124,475	123,386
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	35,000	34,672
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	116,211	116,465
Mohegan Tribal Gaming Authority Tranche B 1st Lien 5.50% 6/15/18	119,685	119,498
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	65,000	65,546
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	138,997	138,997
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	90,000	90,488

Total Senior Secured Loans (cost $2,112,414)		2,133,250

	Number of shares

Master Limited Partnership – 0.64%

Ares Management	15,100	212,910
Brookfield Infrastructure Partners	8,400	359,184

Total Master Limited Partnership (cost $479,230)		572,094

Preferred Stock – 1.06%

Bank of America 6.50% ●	345,000	364,406
GMAC Capital Trust I 6.411% ●	8,000	200,360
Morgan Stanley 5.55% ●	185,000	185,231

	Number of shares	Value (U.S. $)

Preferred Stock (continued)

Northstar Realty Finance 8.50%	8,300	$199,532

Total Preferred Stock (cost $912,516)		949,529

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 @†	7,872	472

Total Warrant (cost $65)		472

	Principal amount°

Short-Term Investments – 0.89%

Discount Notes – 0.46%≠
Federal Home Loan Bank
0.325% 7/13/16	137,159	137,107
0.325% 8/3/16	49,102	49,067
0.335% 7/12/16	24,805	24,796
0.335% 7/21/16	34,452	34,436
0.34% 7/22/16	77,710	77,674
0.35% 7/25/16	36,706	36,688
0.365% 6/8/16	2,999	2,999
0.38% 7/18/16	27,131	27,120
0.53% 8/15/16	21,192	21,174

		411,061

Repurchase Agreements – 0.43%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $79,350 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $80,937)	79,350	79,350
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $132,251 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $134,895)	132,250	132,250

(continues)	11

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $173,402 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $176,868)	173,400	$173,400

		385,000

Total Short-Term Investments (cost $796,056)		796,061

Total Value of Securities – 139.64% (cost $106,729,718)		$125,578,071

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $18,701,159,which represents 20.79% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $5,340,392, which represents 5.94% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
T	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2016.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at May 31, 2016:

Borrower	Unfunded Loan Commitments
Nexstar Broadcasting 1st Lien	$435,000

Summary of abbreviations:

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$124,782,010
Short-term investments, at value[2]	796,061
Foreign currencies, at value[3]	88,049
Receivable for securities sold	1,811,775
Dividends and interest receivable	803,003
Other assets[4]	65,058

Total assets	128,345,956

Liabilities:
Borrowing under line of credit	36,000,000
Payable for securities purchased	1,653,580
Cash overdraft	383,823
Other accrued expenses	75,003
Investment management fees payable	57,960
Audit and tax fees payable	20,116
Interest expense payable on line of credit	3,960
Legal fees payable to affiliates	1,758
Directors’ fees and expenses payable	518
Accounting and Administration expenses payable to affiliates	499
Reports and statements to shareholders payable to affiliates	31
Bond proceeds payable[4]	216,859

Total liabilities	38,414,107

Total Net Assets	$89,931,849

Net Assets Consist of:
Common stock, $0.01 par value, 500,000,000 shares authorized to the Fund	$76,292,665
Distributions in excess of net investment income	(1,193,510)
Accumulated net realized loss on investments	(4,012,366)
Net unrealized appreciation of investments	18,848,353
Net unrealized depreciation of foreign currencies	(3,293)

Total Net Assets	$89,931,849

Net Asset Value

Common Shares
Net assets	$89,931,849
Shares of beneficial interest outstanding	8,518,736
Net asset value per share	$10.56

[1]Investments, at cost	$105,933,662
[2]Short-term investments, at cost	796,056
[3]Foreign currencies, at cost	91,213
[4]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.

Six months ended May 31, 2016 (Unaudited)

Investment Income:
Interest	$1,449,044
Dividends	1,052,064
Foreign tax withheld	(9,055)

2,492,053

Expenses:
Management fees	330,752
Interest expense	239,694
Reports and statements to shareholders	52,125
Dividend disbursing and transfer agent fees and expenses	37,302
Audit and tax	20,225
Accounting and administration expenses	19,693
Legal fees	14,626
Custodian fees	6,819
Directors’ fees and expenses	2,081
Registration fees	380
Other expenses	35,641

Total operating expenses	759,338

Net Investment Income	1,732,715

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(668,476)
Foreign currencies	(2,353)
Foreign currency exchange contracts	1,539

Net realized loss	(669,290)

Net change in unrealized appreciation (depreciation) of:
Investments	4,635,568
Foreign currencies	(2,276)
Foreign currency exchange contracts	17

Net change in unrealized appreciation (depreciation)	4,633,309

Net Realized and Unrealized Gain	3,964,019

Net Increase in Net Assets Resulting from Operations	$5,696,734

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,732,715	$3,820,131
Net realized gain (loss)	(669,290)	3,996,397
Net change in unrealized appreciation (depreciation)	4,633,309	(10,552,469)

Net increase (decrease) in net assets resulting from operations	5,696,734	(2,735,941)

Dividends and Distributions to Shareholders from:
Net investment income	(2,683,402)	(5,531,574)

	(2,683,402)	(5,531,574)

Capital Share Transactions:
Cost of shares repurchased[1]	—	(4,703,244)

Decrease in net assets derived from capital share transactions	—	(4,703,244)

Net Increase (Decrease) in Net Assets	3,013,332	(12,970,759)

Net Assets:
Beginning of period	86,918,517	99,889,276

End of period	$89,931,849	$86,918,517

Distributions in excess of net investment income	$(1,193,510)	$(242,823)

1See Note 4 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues)	15

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.

Six months ended May 31, 2016 (Unaudited)

Net Cash (including Foreign Currency) Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$5,696,734

Adjustments to reconcile net decrease in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments, net	(164,439)
Purchase of investment securities	(29,764,758)
Proceeds from disposition of investment securities	30,570,712
Proceeds from disposition of short-term investment securities, net	2,468,273
Net realized loss on investments	779,773
Net change in unrealized appreciation (depreciation) of investments	(4,635,568)
Net change in unrealized appreciation (depreciation) of foreign currencies	2,276
Net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	(17)
Increase in receivable for securities sold	(1,447,098)
Decrease in dividends and interest receivable	37,544
Increase in payable for securities purchased	763,894
Increase in interest expense payable on line of credit	1,701
Increase in investment management fees payable	1,288
Decrease in directors’ fees and expenses payable	(2)
Decrease in other affiliates payable	(5,999)
Increase in audit and tax fees payable	20,116
Increase in accounting and administration expenses payable to affiliates	499
Increase in legal fees payable to affiliates	1,758
Increase in reports and statements to shareholders expenses payable to affiliates	31
Decrease in other accrued expenses	(34,218)

Total adjustments	(1,404,234)

Net cash provided by operating activities	4,292,500

Cash Flows Provided by (Used for) Financing Activities:
Decrease in borrowing under line of credit	(2,000,000)
Cash dividends and distributions paid to shareholders	(2,683,402)

Net cash used for financing activities	(4,683,402)

Effect of exchange rates on cash	(2,276)

Net decrease in cash	(393,178)
Cash at beginning of period*	97,404

Cash at end of period*	$(295,774)

Cash paid for interest expense on line of credit	$237,993

*Includes foreign currencies, at value as shown on the “Statement of assets and liabilities.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	5/31/16[1]	Year ended
	(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11
Net asset value, beginning of period	$10.200	$11.140	$10.370	$8.660	$7.670	$7.680

Income (loss) from investment operations:
Net investment income[2]	0.185	0.435	0.439	0.437	0.439	0.432
Net realized and unrealized gain (loss)	0.490	(0.745)	0.961	1.903	1.226	0.248

Total from investment operations	0.675	(0.310)	1.400	2.340	1.665	0.680

Less dividends and distributions from:
Net investment income	(0.315)	(0.630)	(0.630)	(0.630)	(0.581)	(0.690)
Return of capital	—	—	—	—	(0.094)	—

Total dividends and distributions	(0.315)	(0.630)	(0.630)	(0.630)	(0.675)	(0.690)

Net asset value, end of period	$10.560	$10.200	$11.140	$10.370	$8.660	$7.670

Market value, end of period	$9.560	$9.000	$10.050	$9.410	$7.920	$6.890

Total return based on3:
Net asset value	7.27%	(2.26% )	14.51%	28.51%	22.88%	9.30%
Market value	10.06%	(4.41% )	13.85%	27.51%	25.10%	(0.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,932	$86,919	$99,889	$97,875	$81,723	$72,386
Ratio of expenses to average net assets[4,5,6]	1.81%	1.71%	1.55%	1.43%	1.60%	1.51%
Ratio of net investment income to average net assets[7]	4.14%	4.03%	4.06%	4.51%	5.26%	5.35%
Portfolio turnover	25%	43%	48%	45%	39%	45%

Leverage analysis:
Debt outstanding at end of period at par (000 omitted)	$36,000	$38,000	$40,000	$28,225	$28,225	$20,225
Asset coverage per $1,000 of debt outstanding at end of period	$3,498	$3,287	$3,497	$4,468	$3,895	$4,579

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2016, and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 0.40%, 0.32%, 0.26%, 0.26%, 0.36%, and 0.28%, respectively.

[5]

The ratio of interest expense to average net assets for the six months ended May 31, 2016, and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 0.29%, 0.45%, 0.35%, 0.34%, 0.47%, and 0.36%, respectively.

[6]

The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2016, and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 0.86%, 0.89%, 0.90%, 0.84%, 0.85%, and 0.91%, respectively.

[7]

The ratio of net investment income to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2016, and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 2.88%, 2.85%, 3.05%, 3.44%, 3.97%, and 4.23%, respectively.

See accompanying notes, which are an integral part of the financial statements.

(continues)	17

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2016 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2016, and matured on the next business day.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers is to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of non-taxable returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2016 in early 2017.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2016. Delaware Management Company (DMC), a series of Delaware Management Business Trust, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

(continues)	19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC and the investment manager, an annual fee of 0.55% of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets exclude the line of credit liability.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets (excluding the line of credit liability) of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended May 31, 2016, the Fund was charged $2,864 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

As provided in the investment management agreement, the Fund bears a portion of cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $5,548 for internal legal, tax, and regulatory reporting services provided by DMC and/ or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors of the Fund. These officers and Directors are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2016, the Fund engaged in securities purchased of $123,803, and securities sales of $730,781, which resulted in net realized gain of $440.

3. Investments

For the six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$29,764,758
Sales	30,570,712

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$106,495,816

Aggregate unrealized appreciation of investments	$23,284,205
Aggregate unrealized depreciation of investments	(4,201,950)

Net unrealized appreciation of investments	$19,082,255

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2015 will expire as follows: $3,021,268 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2015, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	21

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,831,380	$—	$—	$80,831,380
Convertible Preferred Stock[1]	1,582,642	4,462	—	1,587,104
Convertible Bond	—	6,065,499	—	6,065,499
Corporate Debt[1]	—	32,440,682	202,000	32,642,682
Senior Secured Loans	—	2,133,250	—	2,133,250
Master Limited Partnership	572,094	—	—	572,094
Preferred Stock[1]	399,892	549,637	—	949,529
Warrant	472	—	—	472
Short-Term Investments	—	796,061	—	796,061

Total Value of Securities	$83,386,480	$41,989,591	$202,000	$125,578,071

The securities valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	99.72%	0.28%	—	100.00%
Corporate Debt	—	99.38%	0.62%	100.00%
Preferred Stock	42.11%	57.89%	—	100.00%

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc., in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2016 and the year ended Nov. 30, 2015.

On May 21, 2015, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to 98% of the Fund’s NAV at the close of business on the NYSE on June 29, 2015, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2015, and expired on June 26, 2015. In connection with the tender offer, the Fund purchased 448,355 shares of capital stock at a total cost of $4,703,244. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 30.7266%) in accordance with the terms of the tender offer.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2016 and the year ended Nov. 30, 2015.

5. Line of Credit

For the six months ended May 31, 2016, the Fund borrowed a portion of the money available to it pursuant to a $40,000,000 Amended and Restated Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expired on June 17, 2016. Effective June 17, 2016, the Fund entered into Amendment No. 1 to Amended and Restated Credit Agreement that is scheduled to terminate on June 16, 2017. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2016, the par value of loans outstanding was $36,000,000, at a variable interest rate of 1.24%. During the six months ended May 31, 2016, the average daily balance of loans outstanding was $36,557,377, at a weighted average interest rate of approximately 1.29%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee under the Amended and Restated Credit Agreement was computed at a rate of 0.10% per annum on the unused balance. The rate under the Amendment No. 1 to Amended and Restated Credit Agreement is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2016.

During the six months ended May 31, 2016, the Fund entered foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that are denominated in foreign currencies.

During the six months ended May 31, 2016, the Fund held foreign currency exchange contracts, which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2016.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$460	$1,350

(continues)	23

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

 Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 79,350	$ (79,350)	$—	$ (79,350)	$—
Bank of Montreal	132,250	(132,250)	—	(132,250)	—
BNP Paribas	173,400	(173,400)	—	(173,400)	—
Total	$385,000	$(385,000)	$—	$(385,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program.

The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2016, the Fund had no securities on loan.

9. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s NAV could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

(continues)	25

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

9. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating-rate debt to finance their ongoing operations.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $216,859 and an asset of $65,058 based on the expected recoveries to unsecured creditors as of May 31, 2016 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

On May 19, 2016, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to 98% of the Fund’s net asset value at the close of business on the NYSE on June 29, 2016, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2016, and expired on June 28, 2016. In connection with the tender offer, the Fund purchased 425,937 shares of capital stock at a total cost of $4,455,301. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 25.8644%) in accordance with the terms of the tender offer.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

(continues)	27

Other Fund information (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management

Changes to portfolio management team

On Feb. 10, 2016, the Fund announced that Anthony A. Lombardi would no longer serve as a co-portfolio manager of the Fund.

Roger A. Early, CPA, CFA

Executive Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Mr. Early has been a co-portfolio manager of the Fund since January 2008.

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Mr. Zenouzi has been a co-portfolio manager of the Fund since May 2006.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Mr. Andres has been a co-portfolio manager of the Fund since January 2001.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Mr. Anglace has been a co-portfolio manager of the Fund since March 2010.

Kristen E. Bartholdson

Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004, she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Ms. Bartholdson has been a co-portfolio manager of the Fund since December 2008.

Craig C. Dembek, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is co-head of credit research and senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Mr. Dembek has been a co-portfolio manager of the Fund since December 2012.

Nikhil G. Lalvani, CFA

Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Mr. Lalvani has been a co-portfolio manager of the Fund since October 2006.

(continues)	29

Other Fund information (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management (continued)

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Mr. Matlack has been a co-portfolio manager of the Fund since December 2012.

John P. McCarthy, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is co-head of credit research and senior research analyst on the firm’s taxable fixed income team, responsible for steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/ trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Mr. McCarthy has been a co-portfolio manager of the Fund since December 2012.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Mr. Nutt has been a co-portfolio manager of the Fund since March 2005.

Christopher M. Testa, CFA

Senior Vice President, Senior Portfolio Manager

Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He primarily manages high yield assets. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

Mr. Testa has been a co-portfolio manager of the Fund since June 2014.

Robert A. Vogel Jr., CFA

Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Mr. Vogel has been a co-portfolio manager of the Fund since March 2005.

(continues)	31

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of directors

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec†

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa†

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

†Audit committee member

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/closed-end. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawareinvestments.com/closed-end

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options

Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments® Family of Funds. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware Investments Family of Funds will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2016